Legal Proceedings	12 Months Ended
Dec. 29, 2013
Commitments and Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS
Legal Proceedings
Johnson & Johnson and certain of its subsidiaries are involved in various lawsuits and claims regarding product liability, intellectual property, commercial and other matters; governmental investigations; and other legal proceedings that arise from time to time in the ordinary course of their business.
The Company records accruals for such contingencies when it is probable that a liability will be incurred and the amount of the loss can be reasonably estimated. As of December 29, 2013, the Company has determined that the liabilities associated with certain litigation matters are probable and can be reasonably estimated. The Company has accrued for these matters and will continue to monitor each related legal issue and adjust accruals as might be warranted based on new information and further developments in accordance with ASC 450-20-25. For these and other litigation and regulatory matters discussed below for which a loss is probable or reasonably possible, the Company is unable to determine an estimate of the possible loss or range of loss beyond the amounts already accrued. These matters can be affected by various factors, including whether damages sought in the proceedings are unsubstantiated or indeterminate; scientific and legal discovery has not commenced or is not complete; proceedings are in early stages; matters present legal uncertainties; there are significant facts in dispute; or there are numerous parties involved.
In the Company's opinion, based on its examination of these matters, its experience to date and discussions with counsel, the ultimate outcome of legal proceedings, net of liabilities accrued in the Company's balance sheet, is not expected to have a material adverse effect on the Company's financial position. However, the resolution in any reporting period of one or more of these matters, either alone or in the aggregate, may have a material adverse effect on the Company's results of operations and cash flows for that period.
PRODUCT LIABILITY

Certain subsidiaries of Johnson & Johnson are involved in numerous product liability claims and lawsuits involving multiple products. Claimants in these cases seek substantial compensatory and, where available, punitive damages. While these subsidiaries believe they have substantial defenses, it is not feasible to predict the ultimate outcome of litigation. The Company has established product liability accruals in compliance with ASC 450-20 based on currently available information, which in some cases may be limited. Changes to the accruals may be required in the future as additional information becomes available.
The most significant of these cases include LEVAQUIN®, the ASR™ XL Acetabular System and DePuy ASR™ Hip Resurfacing System, the PINNACLE® Acetabular Cup System, RISPERDAL®, pelvic meshes, DURAGESIC®/fentanyl patches and TOPAMAX®. As of December 29, 2013, in the U.S. there were approximately 1,165 plaintiffs with direct claims in pending lawsuits regarding injuries allegedly due to LEVAQUIN®, 12,340 with respect to the ASR™ XL Acetabular System and DePuy ASR™ Hip Resurfacing System, 5,560 with respect to the PINNACLE® Acetabular Cup System, 500 with respect to RISPERDAL®, 28,810 with respect to pelvic meshes, 22 with respect to DURAGESIC®/fentanyl patches and 140 with respect to TOPAMAX®.
In August 2010, DePuy Orthopaedics, Inc. (DePuy) announced a worldwide voluntary recall of its ASR™ XL Acetabular System and DePuy ASR™ Hip Resurfacing System used in hip replacement surgery. Claims for personal injury have been made against DePuy and Johnson & Johnson, and the number of pending lawsuits continues to increase. Cases filed in Federal courts in the United States have been organized as a multi-district litigation in the United States District Court for the Northern District of Ohio. Litigation has also been filed in countries outside of the United States, primarily in the United Kingdom, Canada and Australia. In November 2013, DePuy reached an agreement with a Court-appointed committee of lawyers representing ASR™ Hip System plaintiffs to establish a program to settle claims with eligible ASR patients in the United States who had surgery to replace their ASR hip, known as revision surgery, as of August 31, 2013. The U.S. settlement is valued at approximately $2.5 billion, based on an estimate of 8,000 patients participating in the program. This settlement program is expected to bring to a close significant ASR litigation activity in the U.S. However, many lawsuits in the U.S. will remain; and the settlement program does not address litigation outside of the U.S. The Company continues to receive information with respect to potential costs associated with this recall on a worldwide basis. Updates to existing accruals associated with the ASR may be required in the future as additional information becomes available.
Claims for personal injury have also been made against DePuy and Johnson & Johnson relating to DePuy's PINNACLE® Acetabular Cup System used in hip replacement surgery. The number of pending product liability lawsuits continues to increase, and the Company continues to receive information with respect to potential costs and the anticipated number of cases. Cases filed in Federal courts in the United States have been organized as a multi-district litigation in the United States District Court for the Northern District of Texas. The Company has established a product liability accrual in anticipation of product liability litigation associated with DePuy's PINNACLE® Acetabular Cup System. Changes to this accrual may be required in the future as additional information becomes available.
Claims for personal injury have been made against Ethicon, Inc. (Ethicon) and Johnson & Johnson arising out of Ethicon's pelvic mesh devices used to treat stress urinary incontinence and pelvic organ prolapse. The number of pending product liability lawsuits continues to increase, and the Company continues to receive information with respect to potential costs and the anticipated number of cases. Cases filed in Federal courts in the United States have been organized as a multi-district litigation in the United States District Court for the Southern District of West Virginia. In addition, class actions and individual personal injury cases or claims have been commenced in Australia, Belgium, Canada, England, Israel, Italy, the Netherlands, Scotland and Venezuela, seeking damages for alleged injury resulting from Ethicon's pelvic mesh devices. The Company has established a product liability accrual in anticipation of product liability litigation associated with Ethicon's pelvic mesh products. Changes to this accrual may be required in the future as additional information becomes available.

INTELLECTUAL PROPERTY

Certain subsidiaries of Johnson & Johnson are subject, from time to time, to legal proceedings and claims related to patent, trademark and other intellectual property matters arising out of their business. The most significant of these matters are described below.

PATENT INFRINGEMENT

Certain subsidiaries of Johnson & Johnson are involved in lawsuits challenging the coverage and/or validity of the patents on their products. Although these subsidiaries believe that they have substantial defenses to these challenges with respect to all material patents, there can be no assurance as to the outcome of these matters, and a loss in any of these cases could potentially adversely affect the ability of these subsidiaries to sell their products, or require the payment of past damages and future royalties.

Medical Devices and Diagnostics

In January 2010, Tyco Healthcare Group, LP (Tyco) and U.S. Surgical Corporation (now Covidien plc) filed a lawsuit against Ethicon Endo-Surgery, Inc. (EES) in the United States District Court for the District of Connecticut alleging that several features of EES's HARMONIC® Scalpel infringed three Tyco patents. Tyco is seeking monetary damages and injunctive relief. The case was tried in July 2012, and in March 2013, the Court ruled that EES's HARMONIC Scalpel infringed Tyco's patents and ordered EES to pay damages of approximately $176 million. EES has appealed the decision to the United States Court of Appeals for the Federal Circuit. The Company believes EES has strong arguments supporting its appeal. Because the Company believes that the potential for an unfavorable outcome is not probable, it has not established an accrual with respect to the case.
In October 2007, Bruce Saffran (Saffran) filed a patent infringement lawsuit against Johnson & Johnson and Cordis Corporation (Cordis) in the United States District Court for the Eastern District of Texas alleging that Cordis's sales of its CYPHER® Stent willfully infringed the U.S. Patent No. 5,653,760. In January 2011, the jury awarded Saffran $482 million. In March 2011, the Court entered judgment against Cordis in the amount of $593 million, representing the jury verdict, plus $111 million in pre-judgment interest. In April 2013, the United States Court of Appeals for the Federal Circuit reversed the judgment and held that Cordis did not infringe Plaintiff's patent as a matter of law. Plaintiff filed a Petition for Certiorari with the United States Supreme Court, which was denied in January 2014.
In November 2007, Roche Diagnostics Operations, Inc., et al. (Roche) filed a patent infringement lawsuit against LifeScan, Inc. (LifeScan) in the United States District Court for the District of Delaware, alleging LifeScan's OneTouch® line of blood glucose monitoring systems infringe two patents related to the use of microelectrode sensors. In September 2009, LifeScan obtained a favorable ruling on claim construction that precluded a finding of infringement. The Court entered judgment against Roche in July 2010 and Roche appealed.  The Court of Appeals reversed the District Court's ruling on claim construction and remanded the case to the District Court for new findings on the issue. Roche is seeking monetary damages and injunctive relief.
In June 2009, Rembrandt Vision Technologies, L.P. (Rembrandt) filed a patent infringement lawsuit against Johnson & Johnson Vision Care, Inc. (JJVC) in the United States District Court for the Eastern District of Texas alleging that JJVC's manufacture and sale of its ACUVUE®ADVANCE® and ACUVUE® OASYS® Hydrogel Contact Lenses infringe their U.S. Patent No. 5,712,327 (the Chang patent). Rembrandt is seeking monetary relief. The case was transferred to the United States District Court for the Middle District of Florida. In May 2012, the jury returned a verdict holding that neither of the accused lenses infringes the '327 patent. Rembrandt appealed, and in August 2013, the United States Court of Appeals for the Federal Circuit affirmed the District Court's judgment. Rembrandt has asked the District Court to grant it a new trial based on alleged new evidence, and the Court's decision on that motion is pending.
In September 2011, LifeScan, Inc. (LifeScan) filed a lawsuit against Shasta Technologies, Instacare Corp and Conductive Technologies (collectively, Shasta) in the United States District Court for the Northern District of California for patent infringement for the making and marketing of a strip for use in LifeScan's OneTouch® Blood Glucose Meters.  In November 2012, Shasta got a limited approval from the United States Food and Drug Administration (FDA) for its strips.  In December 2012, LifeScan filed an additional lawsuit in the same court alleging violation of the Lanham Act based on Shasta's packaging.  LifeScan moved for, and the District Court granted, a preliminary injunction prohibiting Shasta from marketing their strips.  Shasta appealed, and in November 2013, the Court of Appeals for the Federal Circuit reversed the grant of the preliminary injunction. A preliminary injunction prohibiting Shasta from marketing their strips with objectionable labeling also was granted in the Lanham Act case and was affirmed on appeal in January 2014. The defendants challenged the validity of the asserted patents in the U.S. Patent and Trademark Office (USPTO) and the patent infringement case has been stayed pending the outcome of the validity proceedings. The validity of two of the patents was confirmed by the USPTO and a decision regarding the validity of the third patent is pending. In April 2013 defendants brought counterclaims for antitrust violations and false advertising and those claims have been stayed pending resolution of the patent infringement case.
In November 2011, Howmedica Osteonics Corp. (Howmedica) and Stryker Ireland Ltd. (Stryker) filed a patent infringement lawsuit against DePuy Orthopaedics, Inc. (DePuy) in the United States District Court for the District of New Jersey alleging infringement by DePuy's PINNACLE® Acetabular Cup System and DURALOC® Acetabular Cup System of a patent relating to a dual-locking mechanism feature in an acetabular cup system. Howmedica and Stryker are seeking monetary damages and injunctive relief. DePuy filed its answer in February 2012 and filed a counterclaim asserting that Stryker's Trident Acetabular Hip System infringes DePuy's U.S. Patent No. 6,610,097. DePuy is seeking damages and injunctive relief from Howmedica and Stryker.
In May 2012, Medtronic MiniMed, Inc., Medtronic Puerto Rico Operations Co. and MiniMed Distribution Corp. (collectively, Medtronic MiniMed) filed a patent infringement lawsuit against Animas Corporation in the United States District Court for the Central District of California alleging that Animas' OneTouch® Ping® Glucose Management System and the IR1250, IR2020 and IR 2000 insulin pumps infringe nine of their patents.  Medtronic MiniMed is seeking monetary damages and injunctive relief.
In March 2013, Medinol Ltd. (Medinol) filed a patent infringement lawsuit against Cordis Corporation (Cordis) and Johnson & Johnson in the United States District Court for the Southern District of New York alleging that all of Cordis's sales of the CYPHER® and CYPHER SELECT® Stents made in the United States since 2005 willfully infringed four of Medinol's patents directed to the geometry of articulated stents.  Medinol is seeking damages and attorney's fees.

Pharmaceutical

In May 2009, Abbott Biotechnology Ltd. (Abbott) filed a patent infringement lawsuit against Centocor, Inc. (Centocor) (now Janssen Biotech, Inc. (JBI)) in the United States District Court for the District of Massachusetts alleging that SIMPONI® infringes Abbott's U.S. Patent Nos. 7,223,394 and 7,541,031 (the Salfeld patents). Abbott is seeking monetary damages and injunctive relief. Oral argument on summary judgment motions was held in December 2013. The parties are awaiting a decision.
In August 2009, Abbott GmbH & Co. (Abbott GmbH) and Abbott Bioresearch Center filed a patent infringement lawsuit against Centocor (now JBI) in the United States District Court for the District of Massachusetts alleging that STELARA® infringes two United States patents assigned to Abbott GmbH. JBI filed a complaint in the United States District Court for the District of Columbia for a declaratory judgment of non-infringement and invalidity of the Abbott GmbH patents, as well as a Complaint for Review of a Patent Interference Decision that granted priority of invention on one of the two asserted patents to Abbott GmbH. The cases have been transferred from the District of Columbia to the District of Massachusetts. Trial was held in September 2012 with a jury verdict in favor of JBI, invalidating Abbott's patent claims. In March 2013, the Court denied Abbott's post-trial motions challenging the outcome and granted JBI's motion on the appeal of the interference decision. Abbott filed its notice of appeal in April 2013. Oral argument is scheduled for March 2014 in the Court of Appeals for the Federal Circuit. Also in August 2009, Abbott GmbH and Abbott Laboratories Limited brought a patent infringement lawsuit in The Federal Court of Canada alleging that STELARA® infringes Abbott GmbH's Canadian patent. A trial was held in December 2013 in the Canadian Case. In January 2014, the Court ruled in favor of Abbott, finding that the asserted claims were valid and infringed by STELARA®. Janssen will appeal that decision. The Company believes Janssen has strong arguments supporting its appeal. In addition to the U.S. and Canadian litigations, in August 2012, Abbott filed patent infringement lawsuits in the Netherlands, Switzerland and Germany. In each of the above cases, Abbott is seeking monetary damages and injunctive relief.

LITIGATION AGAINST FILERS OF ABBREVIATED NEW DRUG APPLICATIONS (ANDAs)

The following summarizes lawsuits pending against generic companies that filed Abbreviated New Drug Applications (ANDAs) seeking to market generic forms of products sold by various subsidiaries of Johnson & Johnson prior to expiration of the applicable patents covering those products. These ANDAs typically include allegations of non-infringement, invalidity and unenforceability of the applicable patents. In the event the subsidiaries are not successful in these actions, or the statutory 30-month stays of the ANDAs expire before the United States District Court rulings are obtained, the third-party companies involved will have the ability, upon approval of the FDA, to introduce generic versions of the products at issue, resulting in very substantial market share and revenue losses for those products.
ORTHO TRI-CYCLEN® LO

A number of generic companies filed ANDAs seeking approval to market generic versions of ORTHO TRI-CYCLEN® LO. Janssen Pharmaceuticals, Inc. (JPI) filed patent infringement lawsuits against these generic companies seeking an Order enjoining them from marketing their generic versions of ORTHO TRI-CYCLEN® LO prior to the expiration of JPI's patent relating to ORTHO TRI-CYCLEN® LO (the OTCLO patent). In 2012, JPI entered into settlement agreements with certain of these generic companies. The two remaining cases were concluded in the fiscal first quarter of 2013, as described below.
In January 2010, Ortho-McNeil-Janssen Pharmaceuticals, Inc. (OMJPI) (now JPI) filed a patent infringement lawsuit against Lupin Ltd. and Lupin Pharmaceuticals, Inc. (collectively, Lupin) in the United States District Court for the District of New Jersey in response to Lupin's ANDA seeking approval to market a generic version of ORTHO TRI-CYCLEN® LO prior to the expiration of the OTCLO patent. Lupin filed a counterclaim alleging invalidity of the patent. In September 2012, the Court issued a decision in favor of JPI upholding the validity of the patent and ordering that the effective date of the approval of Lupin's ANDA (which had previously been approved) be not earlier than the expiration of the OTCLO patent. Lupin appealed the decision and in March 2013, JPI and Lupin entered into a settlement agreement pursuant to which Lupin was granted a license under the OTCLO patent to market its generic version of ORTHO TRI-CYCLEN® LO starting December 31, 2015 (or earlier under certain circumstances).
In October 2011, JPI filed a patent infringement lawsuit against Sun Pharma Global FZE and Sun Pharmaceutical Industries (collectively, Sun) in the United States District Court for the District of New Jersey in response to Sun's ANDA seeking approval to market a generic version of ORTHO TRI-CYCLEN® LO prior to the expiration of the OTCLO patent. In February 2013, JPI and Sun entered into a settlement agreement pursuant to which Sun was granted a license under the OTCLO patent to market its generic version of ORTHO TRI-CYCLEN® LO starting December 31, 2015 (or earlier under certain circumstances), if and when they obtain FDA approval.

PREZISTA®

A number of generic companies have filed ANDAs seeking approval to market generic versions of PREZISTA®. In November 2010, Tibotec, Inc. (now Tibotec, LLC) and Tibotec Pharmaceuticals (now Janssen R&D Ireland) (collectively, Tibotec) filed a patent infringement lawsuit against Lupin, Ltd., Lupin Pharmaceuticals, Inc. (collectively, Lupin), Mylan, Inc. and Mylan Pharmaceuticals, Inc. (collectively, Mylan) in the United States District Court for the District of New Jersey in response to Lupin's and Mylan's respective ANDAs seeking approval to market generic versions of Tibotec's PREZISTA® product before the expiration of Tibotec's patent relating to PREZISTA®. Lupin and Mylan each filed counterclaims alleging non-infringement and invalidity. In July 2011, Tibotec filed another patent infringement lawsuit against Lupin in the United States District Court for the District of New Jersey in response to Lupin's supplement to its ANDA to add new dosage strengths for its proposed product. In August 2011, Tibotec and G.D. Searle & Company (G.D. Searle) filed a patent infringement lawsuit against Lupin and Mylan in response to their notice letters advising that their ANDAs are seeking approval to market generic versions of Tibotec's PREZISTA® product before the expiration of two patents relating to PREZISTA® that Tibotec exclusively licenses from G.D. Searle.
In March 2011, Tibotec and G.D. Searle filed a patent infringement lawsuit against Teva Pharmaceuticals USA, Inc. and Teva Pharmaceuticals, Ltd. (collectively, Teva) in the United States District Court for the District of New Jersey in response to Teva's ANDA seeking approval to market a generic version of PREZISTA® before the expiration of certain patents relating to PREZISTA® that Tibotec either owns or exclusively licenses from G.D. Searle.
In March 2011, Tibotec filed a patent infringement lawsuit against Hetero Drugs, Ltd. Unit III and Hetero USA Inc. (collectively, Hetero) in the United States District Court for the District of New Jersey in response to Hetero's ANDA seeking approval to market a generic version of PREZISTA® before the expiration of certain patents relating to PREZISTA® that Tibotec exclusively licenses from G.D. Searle. In July 2011, upon agreement by the parties, the Court entered a stay of the lawsuit pending a final decision in the lawsuit against Teva with respect to the validity and/or enforceability of the patents that Tibotec licenses from G.D. Searle, with Hetero agreeing to be bound by such final decision. In September 2013, the lawsuit against Hetero was dismissed because Hetero is no longer seeking FDA approval to market its generic version of PREZISTA® before the expiration of the relevant patents.
In September 2011, the Court consolidated the above lawsuits, as well as lawsuits brought by the United States Government against each of the defendants for infringement of a United States Government-owned patent relating to PREZISTA®, for purposes of pre-trial discovery and trial, with the proviso that after discovery is completed, any party can move to have the cases de-consolidated for trial.
In May and June 2012, Janssen Products, LP and Janssen R&D Ireland (collectively, Janssen) and G.D. Searle filed a patent infringement lawsuit against Lupin, Teva and Mylan in the United States District Court for the District of New Jersey, alleging infringement of newly issued United States Reissue Patent No. Re42,889, which Janssen exclusively licenses from G.D. Searle. In August 2012, Janssen and G.D. Searle filed a patent infringement lawsuit against Lupin, Teva and Mylan in the United States District Court for the District of New Jersey, alleging infringement of newly issued United States Reissue Patent No. Re43,596, which Janssen exclusively licenses from G.D. Searle. These cases have been consolidated with the above lawsuits. In October 2012, Janssen filed a motion to file a Supplemental Complaint against Lupin, Teva and Mylan in the United States District Court for the District of New Jersey, alleging infringement of United States Patent Nos. 7,772,411 (Mylan only), 7,126,015 (Lupin and Teva only) and 7,595,408 (Lupin and Teva only). In January 2013, the Court permitted these three additional patents to be added to the consolidated action. In March 2013, Janssen filed a patent infringement lawsuit against Hetero in the United States District Court for the District of New Jersey, alleging infringement of United States Patent Nos. 7,126,015 and 7,595,408.
In May 2013, Lupin notified Janssen that it filed an ANDA seeking approval to market a new dosage strength of its generic version of PREZISTA®.  In response, Janssen filed a patent infringement lawsuit in the United States District Court for the District of New Jersey, alleging that Lupin's new dosage strength would infringe the same patents that Janssen is asserting against Lupin in the original action.
In June 2013, Janssen and G.D. Searle dismissed their claims relating to the patents owned by G.D. Searle against Lupin and Mylan, and in July 2013, Janssen and G.D. Searle dismissed their claims relating to those patents against Teva.  A trial on the remaining patents has been scheduled for March 2014.

In November 2013, Janssen filed a patent infringement lawsuit against Teva in the United States District Court for the District of New Jersey, alleging infringement of newly issued United States Patent No. 8,518,987.
In each of the above lawsuits, Tibotec and Janssen are seeking an Order enjoining the defendants from marketing their generic versions of PREZISTA® before the expiration of the relevant patents.

CONCERTA®

In June 2013, ALZA Corporation and Janssen Pharmaceuticals, Inc. (collectively, Janssen) filed patent infringement lawsuits in the District Court for the District of Delaware against (1) Par Pharmaceuticals, Inc., Actavis Elizabeth LLC and Actavis, Inc. (collectively, Par) and (2) Osmotica Kereskedelmies Szolgaltato Kft (Osmotica) and Norwich Pharmaceuticals, Inc. (Norwich) in response to those parties' ANDAs seeking approval to market a generic version of CONCERTA® before the expiration of United States Patent No. 8,163,798 (the '798 patent). In each of the above lawsuits, Janssen is seeking an Order enjoining the defendants from marketing their generic versions of CONCERTA® before the expiration of the '798 patent. In September 2013, Janssen dismissed Actavis Elizabeth LLC and Actavis, Inc. from the case. The claims against Par Pharmaceuticals, Inc., Osmotica and Norwich remain. In addition, in September 2013, Par and Osmotica filed counterclaims against Janssen seeking declarations of invalidity and noninfringement of the patent-in-suit, and Norwich filed a motion to dismiss.

NUCYNTA® AND NUCYNTA® ER

In July 2013, Janssen Pharmaceuticals, Inc. (JPI) filed patent infringement lawsuits in the United States District Court for the District of New Jersey against Actavis Elizabeth LLC, Actavis Inc. and Actavis LLC (collectively, Actavis), as well as Alkem Laboratories Limited and Ascend Laboratories, LLC (collectively, Alkem).  The patent infringement claims against Actavis and Alkem relate to their respective ANDAs seeking approval to market a generic version of NUCYNTA® ER before the expiration of United States Reissue Patent No. 39,593 (the '593 patent), United States Patent No. 7,994,364 (the '364 patent) and, as to Actavis only, United States Patent No. 8,309,060 (the '060 patent).  The lawsuit also includes a patent infringement claim against Alkem in response to its ANDA seeking approval to market a generic version of NUCYNTA® before the expiration of the '593 and '364 patents.  JPI is seeking an Order enjoining the defendants from marketing their generic versions of NUCYNTA® ER and NUCYNTA® before the expiration of the asserted patents. In October 2013, JPI received a Paragraph IV Notice from Sandoz, Inc. with respect to NUCYNTA® related to the ‘364 patent, and a Paragraph IV Notice from Roxane Laboratories, Inc. (Roxane) with respect to NUCYNTA® related to the ‘593 and ‘364 patents and United States Patent No. 6,071,970.   In response to those notices, JPI filed an additional complaint in the United States District Court for the District of New Jersey against Roxane and Sandoz asserting the '364 patent against Sandoz and the '364 and '593 patents against Roxane. In December 2013, JPI filed an additional complaint in the District Court of New Jersey against Alkem asserting United States Patent No. 8,536,130 related to its ANDA seeking approval to market a generic version of NUCYNTA® ER.

OTHER INTELLECTUAL PROPERTY MATTERS

In December 2009, the State of Israel filed a lawsuit in the District Court in Tel Aviv Jaffa against Omrix Biopharmaceuticals, Inc. and various affiliates (Omrix). In the lawsuit, the State claims that an employee of a government-owned hospital was the inventor on several patents related to fibrin glue technology that the employee developed while he was a government employee. The State claims that he had no right to transfer any intellectual property to Omrix because it belongs to the State. The State is seeking damages plus royalties on QUIXIL™ and EVICEL™ products, or alternatively, transfer of the patents to the State.
In March 2012, Noramco, Inc. (Noramco) moved to intervene in three patent infringement lawsuits filed in the United States District Court for the Southern District of New York (SDNY) by Purdue Pharma L.P. and others (Purdue) against Noramco oxycodone customers, Impax Laboratories, Inc. (Impax), Teva Pharmaceuticals USA, Inc. (Teva) and Amneal Pharmaceuticals, LLC (Amneal). In February 2013, Noramco appeared on behalf of Noramco customers Watson Laboratories, Inc. - Florida and Andrx Labs, LLC (collectively, Watson/Andrx) in a similar lawsuit filed by Purdue in the SDNY. The lawsuits are in response to the defendants' respective ANDAs seeking approval to market generic extended release oxycodone products before the expiration of certain Purdue patents. Three of the asserted patents relate to oxycodone and processes for making oxycodone, and Noramco has agreed to defend the lawsuits on behalf of Impax, Teva, Amneal and Watson/Andrx. Although Noramco did not participate, in November 2012, a trial in a lawsuit brought by Purdue against another Noramco customer, Actavis Elizabeth, LLC (Actavis), took place. In April 2013, Actavis and Watson/Andrx entered into confidential settlements with Purdue. Subsequently, the Court dismissed the Actavis lawsuit as moot. The trial against Impax and Teva (as well as two parties not defended by Noramco) took place in September 2013 and as discussed above, Noramco defended Teva and Impax. In November 2013, Impax entered into a confidential settlement with Purdue. In January 2014, the Court issued a decision invalidating the relevant Purdue patents.
In May 2012, Hospira UK Limited (Hospira) filed a revocation proceeding against The Kennedy Institute of Rheumatology (Kennedy) challenging the validity of European Patent (UK) Nos. 0914157, 1593393 and 1941904, which relate to REMICADE®. Janssen Biotech, Inc. (JBI) licenses those patents, as well as their foreign counterparts, from Kennedy. Hospira was also seeking a declaration of non-infringement of those patents. In July 2013, the parties entered into a confidential settlement resolving this proceeding.
In March, May and June 2013, Hospira affiliates filed impeachment/revocation proceedings against Kennedy's Canadian, Finnish and Hong Kong counterpart patents, respectively; however, the revocation proceedings in Finland and Hong Kong were withdrawn in July 2013. In the proceeding in Canada, in October 2013, Kennedy, along with JBI, Janssen Inc. and Cilag GmbH International, filed a counterclaim for infringement against Hospira Healthcare Corporation, Celltrion Healthcare Co. Ltd and Celltrion Inc. The counterclaim alleges that the products described in Celltrion’s and Hospira’s marketing application to Health Canada for their subsequent entry biologics (SEB) to REMICADE® would infringe the Kennedy patents. In January 2014, Health Canada approved Celltrion’s and Hospira’s SEBs to REMICADE®.
In August 2012, Dr. James M. Swanson filed a lawsuit against ALZA Corporation (ALZA) in the Northern District of California seeking to be added as an inventor on three ALZA-owned patents relating to CONCERTA®.  Alternatively, Dr. Swanson has alleged, among other things, that the patents-in-suit are invalid and/or unenforceable as a result of ALZA's alleged omission of Dr. Swanson as a named inventor on the patents. Dr. Swanson is seeking damages and an award of unjust enrichment. ALZA filed a motion to dismiss Dr. Swanson's claims. The Court granted the motion in part, and denied it in part. Discovery in the case is ongoing.
In September 2013, Janssen Biotech, Inc. (JBI) and NYU Medical Center received an Office Action from the United States Patent Office rejecting the claims in a co-owned patent relating to REMICADE® in a reexamination proceeding instituted by a third party.  Currently, the affected patent in the United States expires in September 2018.  If, as a result of the reexamination, it is finally concluded that the patent is invalid, the patent could not be relied upon to prevent the introduction of biosimilar versions of REMICADE® in the United States.  The remaining Janssen/NYU REMICADE® patents, the latest to expire in December 2014, remain in full force and effect.  The timing of the possible introduction of a biosimilar version of REMICADE® would be subject to approval by the FDA. If a biosimilar version of REMICADE® were to be approved, and introduced to the market, loss of exclusivity would likely result in a reduction in sales. JBI believes the REMICADE® patent in question is valid and has responded to the Office Action to defend the patent, and if necessary, will pursue available appeals.

GOVERNMENT PROCEEDINGS

Like other companies in the pharmaceutical and medical devices and diagnostics industries, Johnson & Johnson and certain of its subsidiaries are subject to extensive regulation by national, state and local government agencies in the United States and other countries in which they operate. As a result, interaction with government agencies is ongoing. The most significant litigation brought by, and investigations conducted by, government agencies are listed below. It is possible that criminal charges and substantial fines and/or civil penalties or damages could result from government investigations or litigation.

AVERAGE WHOLESALE PRICE (AWP) LITIGATION

Johnson & Johnson and several of its pharmaceutical subsidiaries (the J&J AWP Defendants), along with numerous other pharmaceutical companies, are defendants in a series of lawsuits in state and federal courts involving allegations that the pricing and marketing of certain pharmaceutical products amounted to fraudulent and otherwise actionable conduct because, among other things, the companies allegedly reported an inflated Average Wholesale Price (AWP) for the drugs at issue. Payors alleged that they used those AWPs in calculating provider reimbursement levels. Many of these cases, both federal actions and state actions removed to federal court, were consolidated for pre-trial purposes in a Multi-District Litigation (MDL) in the United States District Court for the District of Massachusetts.
The plaintiffs in these cases included three classes of private persons or entities that paid for any portion of the purchase of the drugs at issue based on AWP, and state government entities that made Medicaid payments for the drugs at issue based on AWP. In June 2007, after a trial on the merits, the MDL Court dismissed the claims of two of the plaintiff classes against the J&J AWP Defendants. In March 2011, the Court dismissed the claims of the third class against the J&J AWP Defendants without prejudice.
AWP cases brought by various Attorneys General have proceeded to trial against other manufacturers. Several state cases against certain subsidiaries of Johnson & Johnson have been settled, including those filed by Kentucky, Kansas, Mississippi and Louisiana. The case filed by Illinois is set for trial in May 2014, and the Alaska case is set for trial in July 2014. Other state cases are likely to be set for trial in due course. In addition, an AWP case against the J&J AWP Defendants brought by the Commonwealth of Pennsylvania was tried in Commonwealth Court in October and November 2010. The Court found in the Commonwealth's favor with regard to certain of its claims under the Pennsylvania Unfair Trade Practices and Consumer Protection Law (“UTPL”), entered an injunction, and awarded $45 million in restitution and $6.5 million in civil penalties. The Court found in the J&J AWP Defendants' favor on the Commonwealth's claims of unjust enrichment, misrepresentation/fraud, civil conspiracy, and on certain of the Commonwealth's claims under the UTPL. The J&J AWP Defendants have appealed the Commonwealth Court's UTPL ruling to the Pennsylvania Supreme Court. The Company believes that the J&J AWP Defendants have strong arguments supporting their appeal. Because the Company believes that the potential for an unfavorable outcome is not probable, it has not established an accrual with respect to the verdict.

RISPERDAL®

Beginning in January 2004, Janssen Pharmaceutica Inc. (Janssen Pharmaceutica) (now Janssen Pharmaceuticals, Inc. (JPI)) received subpoenas from the Office of the Inspector General of the United States Office of Personnel Management, the Department of Justice and the United States Attorney's Office for the Eastern District of Pennsylvania seeking documents concerning sales and marketing of, payments to physicians in connection with sales and marketing of, and clinical trials for, RISPERDAL®. Numerous subpoenas seeking testimony from various witnesses before a grand jury were also received. JPI cooperated in responding to these requests for documents and witnesses. The United States Department of Justice and the United States Attorney's Office for the Eastern District of Pennsylvania (the Government) were pursuing both criminal and civil actions concerning these matters. In February 2010, the Government served Civil Investigative Demands seeking additional information relating to sales and marketing of RISPERDAL® and sales and marketing of INVEGA®. The focus of these matters was the alleged promotion of RISPERDAL® and INVEGA® for off-label uses. The Government had also notified JPI that there were pending qui tam actions alleging off-label promotion of RISPERDAL® in which the Government planned to intervene.
In 2011, discussions to resolve criminal penalties under the Food, Drug and Cosmetic Act related to the promotion of RISPERDAL® resulted in an agreement in principle with the United States Attorney's Office for the Eastern District of Pennsylvania on key issues relevant to a disposition of criminal charges pursuant to a single misdemeanor violation of the Food Drug, and Cosmetic Act. The settlement agreement was finalized in November 2013. Under its terms, JPI pled guilty to a single misdemeanor violation of the Food, Drug & Cosmetic Act and paid $400 million.
In 2012, the Company reached an agreement in principle with the United States Department of Justice to settle three civil False Claims Act matters pending in (1) the Eastern District of Pennsylvania concerning sales and marketing of RISPERDAL® and INVEGA®; (2) the Northern District of California regarding the sales and marketing of NATRECOR®, discussed separately below; and (3) the District of Massachusetts alleging that the defendants provided the Omnicare, Inc. (Omnicare) long-term care pharmacy with rebates and other payments regarding RISPERDAL® and other products, discussed separately below. These settlement agreements were finalized in November 2013. Under the terms of the settlements, the Company paid an amount of approximately $1.6 billion. The Company also entered into a five-year corporate integrity agreement with the Office of Inspector General of the Department of Health and Human Services. These civil settlements resolved the federal government's claims under the federal False Claims Act, resolved all pending state and federal government litigation regarding Omnicare and NATRECOR® (described below), and settled the RISPERDAL® Medicaid-related claims for the states that participated in the relevant settlement. To the extent any state has an outstanding Medicaid-related claim not resolved by these settlements, the Company has accrued an amount approximately equal to what that state would have received if it had participated in the relevant federal settlement.
In addition to the federal actions, the Attorneys General of several states brought actions against Janssen Pharmaceutica (now JPI), related to the sale and marketing of RISPERDAL®, seeking one or more of the following remedies: reimbursement of Medicaid or other public funds for RISPERDAL® prescriptions written for off-label use, compensation for treating their citizens for alleged adverse reactions to RISPERDAL®, civil fines or penalties, for violations of state false claims acts or consumer fraud statutes, punitive damages, or other relief relating to alleged unfair business practices. Certain of these actions also sought injunctive relief relating to the promotion of RISPERDAL®. The Attorneys General of multiple other states and the District of Columbia were pursuing investigations and potentially similar litigation against JPI. Many of the actions and claims brought by the state Attorneys General have been settled, either individually or as part of the federal settlements described above.
Following the federal and state settlements described above, as of year-end 2013, five states had remaining claims in litigation related to RISPERDAL®. Three of these (Arkansas, Louisiana, and South Carolina) are on appeal, and two (Kentucky and Mississippi) have not progressed to trial. The Company has not accrued amounts equal to the judgments obtained in the three cases on appeal. State cases that went to judgment after trial are discussed below.
In 2004, the Attorney General of West Virginia commenced a lawsuit against Janssen Pharmaceutica (now JPI) based on claims of alleged consumer fraud as to DURAGESIC®, as well as RISPERDAL®. JPI was found liable and damages were assessed at $4.5 million. JPI filed an appeal, and in November 2010, the West Virginia Supreme Court of Appeals reversed the trial court's decision. In December 2010, the Attorney General of West Virginia dismissed the case as it related to RISPERDAL® without any payment. Thereafter, JPI settled the case insofar as it related to DURAGESIC®.
In 2004, the Attorney General of Louisiana filed a multi-count Complaint against Janssen Pharmaceutica (now JPI). Johnson & Johnson was later added as a defendant. The case was tried in October 2010. The issue tried to the jury was whether Johnson & Johnson or JPI had violated the State's Medical Assistance Program Integrity Law (the Act) through misrepresentations allegedly made in the mailing of a November 2003 Dear Health Care Professional letter regarding RISPERDAL®. The jury returned a verdict that JPI and Johnson & Johnson had violated the Act and awarded $257.7 million in damages. The trial judge subsequently awarded the Attorney General counsel fees and expenses in the amount of $73 million. In August 2012, an intermediate appellate court affirmed the judgment. This judgment was appealed, and in January 2014, the Louisiana Supreme Court reversed the district court’s judgment in favor of the Attorney General, and rendered judgment in favor of Johnson & Johnson and JPI. The Attorney General has filed a petition seeking a rehearing of the appellate arguments.
In 2007, the Office of General Counsel of the Commonwealth of Pennsylvania filed a lawsuit against Janssen Pharmaceutica (now JPI) on a multi-Count Complaint related to Janssen Pharmaceutica's sale of RISPERDAL® to the Commonwealth's Medicaid program. The trial occurred in June 2010. The trial judge dismissed the case after the close of the plaintiff's evidence. The Commonwealth filed an appeal and in July 2012, the Pennsylvania Appeals Court upheld the dismissal of the Commonwealth's case.
In 2007, the Attorney General of South Carolina filed a lawsuit against Johnson & Johnson and Janssen Pharmaceutica (now JPI) on several counts. In March 2011, the matter was tried to a jury on liability only, at which time the lawsuit was limited to claims of violation of the South Carolina Unfair Trade Practices Act, including, among others, questions of whether Johnson & Johnson or JPI engaged in unfair or deceptive acts or practices in the conduct of any trade or commerce by distributing the November 2003 Dear Health Care Professional letter regarding RISPERDAL® or in their use of the product's FDA-approved label. The jury found in favor of Johnson & Johnson and against JPI. In June 2011, the Court awarded civil penalties of approximately $327.1 million against JPI. JPI has appealed this judgment and the Company believes it has strong arguments supporting the appeal. Oral argument on the appeal took place before the South Carolina Supreme Court in March 2013 and the parties are awaiting a decision.
In April 2012, in the lawsuit brought by the Attorney General of Arkansas, the jury found against both JPI and Johnson & Johnson, and the Court imposed penalties in the amount of approximately $1.2 billion. In January 2013, the trial court awarded attorney fees of approximately $181 million. JPI and Johnson & Johnson have filed appeals from both awards and believe they have strong arguments in support of the appeals. Oral argument on the appeal has been scheduled for February 2014.

OMNICARE

In September 2005, Johnson & Johnson received a subpoena from the United States Attorney's Office for the District of Massachusetts, seeking documents related to the sales and marketing of eight drugs to Omnicare, Inc. (Omnicare), a manager of pharmaceutical benefits for long-term care facilities. In April 2009, Johnson & Johnson and certain of its pharmaceutical subsidiaries were served in two civil qui tam cases asserting claims under the Federal False Claims Act and related state law claims alleging that the defendants provided Omnicare with rebates and other alleged kickbacks, causing Omnicare to file false claims with Medicaid and other government programs. In January 2010, the government intervened in both of these cases, naming Johnson & Johnson, Ortho-McNeil-Janssen Pharmaceuticals, Inc. (now Janssen Pharmaceuticals, Inc. (JPI)), and Johnson & Johnson Health Care Systems Inc. as defendants. Subsequently, the Commonwealths of Massachusetts, Virginia, and Kentucky, and the States of California and Indiana intervened in the action. In February 2011, the United States District Court for the District of Massachusetts dismissed one qui tam case entirely and dismissed the other case in part, rejecting allegations that the defendants had violated their obligation to report their “best price” to health care program officials. The remaining claims of the United States and intervening states were resolved in November 2013 as part of the federal civil settlements discussed in the RISPERDAL® section above.

NATRECOR®

In July 2005, Scios Inc. (Scios) received a subpoena from the United States Attorney's Office for the District of Massachusetts, seeking documents related to the sales and marketing of NATRECOR®. In August 2005, Scios was advised that the investigation would be handled by the United States Attorney's Office for the Northern District of California in San Francisco. In February 2009, two qui tam complaints were unsealed in the United States District Court for the Northern District of California, alleging, among other things, improper activities in the promotion of NATRECOR®. In June 2009, the United States government intervened in one of the qui tam actions, and filed a complaint against Scios and Johnson & Johnson seeking relief under the Federal False Claims Act and asserting a claim of unjust enrichment. In October 2011, a criminal matter related to NATRECOR® was resolved. The remaining civil case was resolved in November 2013 as part of the federal civil settlements discussed in the RISPERDAL® section above.
MCNEIL CONSUMER HEALTHCARE

Starting in June 2010, McNeil Consumer Healthcare Division of McNEIL-PPC, Inc. (McNeil Consumer Healthcare) and certain affiliates, including Johnson & Johnson (the Companies), received grand jury subpoenas from the United States Attorney's Office for the Eastern District of Pennsylvania requesting documents broadly relating to recalls of various products of McNeil Consumer Healthcare, and the FDA inspections of the Fort Washington, Pennsylvania and Lancaster, Pennsylvania manufacturing facilities, as well as certain documents relating to recalls of a small number of products of other subsidiaries. In addition, in February 2011, the government served McNEIL-PPC, Inc. (McNEIL-PPC) with a Civil Investigative Demand seeking records relevant to its investigation to determine if there was a violation of the Federal False Claims Act. The grand jury and False Claims investigations are continuing. The Companies are cooperating with the United States Attorney's Office in responding to these investigations.
The Companies have also received Civil Investigative Demands from multiple State Attorneys General Offices broadly relating to the McNeil recall issues. The Companies continue to cooperate with these inquiries, which are being coordinated through a multi-state coalition. If a resolution cannot be reached with this multi-state coalition, it is possible that individual State Attorneys General Offices may file civil money claims against the Companies. In January 2011, the Oregon Attorney General filed a civil complaint against Johnson & Johnson, McNEIL-PPC and McNeil Healthcare LLC in state court alleging civil violations of the Oregon Unlawful Trade Practices Act relating to an earlier recall of a McNeil OTC product. In November 2012, the state court granted a motion by the Companies to dismiss Oregon's complaint in its entirety, with prejudice.  In December 2012, Oregon filed a Notice of Appeal in the Court of Appeals of the State of Oregon. Briefing on the appeal has concluded and the Court has not set a hearing date.
In March 2011, the United States filed a complaint for injunctive relief in the United States District Court for the Eastern District of Pennsylvania against McNEIL-PPC and two of its employees, alleging that McNEIL-PPC is in violation of FDA regulations regarding the manufacture of drugs at the facilities it operates in Lancaster, Pennsylvania, Fort Washington, Pennsylvania, and Las Piedras, Puerto Rico. On the same day, the parties filed a consent decree of permanent injunction resolving the claims set forth in the complaint. The Court approved and entered the consent decree on March 16, 2011.
The consent decree, which is subject to ongoing enforcement by the Court, requires McNEIL-PPC to take enhanced measures to remediate the three facilities. The Fort Washington facility, which was voluntarily shut down in April 2010, will remain shut down until a third-party consultant certifies that its operations will be in compliance with applicable law, and the FDA concurs with the third-party certification. The Lancaster and Las Piedras facilities may continue to manufacture and distribute drugs, provided that a third party reviews manufacturing records for selected batches of drugs released from the facilities, and certifies that any deviations reviewed do not adversely affect the quality of the selected batches. McNEIL-PPC submitted a workplan to the FDA for remediation of the Lancaster and Las Piedras facilities, and that plan was approved by the FDA in October 2012. Third-party batch record review may cease if the FDA has stated that the facilities appear to be in compliance with applicable law. Each facility is subject to a five-year audit period by a third party after the facility has been deemed by the FDA to be in apparent compliance with applicable law.

OTHER

In June 2008, Johnson & Johnson received a subpoena from the United States Attorney's Office for the District of Massachusetts relating to the marketing of biliary stents by Cordis Corporation (Cordis). In February 2012, the government informed Cordis that it was closing its investigation. In addition, in January 2010, a complaint was unsealed in the United States District Court for the Northern District of Texas, filed by Kevin Colquitt, seeking damages against Cordis and other parties for alleged violations of the Federal False Claims Act and several similar state laws in connection with the marketing of biliary stents. The United States Department of Justice and several states declined to intervene. In January 2013, the Court granted Cordis's motion to dismiss the claims against Cordis, with prejudice. Plaintiff appealed, and in May 2013, Plaintiff dismissed his appeal, concluding the matter.
In September 2011, Synthes, Inc. (Synthes) received a Civil Investigative Demand issued pursuant to the False Claims Act from the United States Attorney's Office for the Eastern District of Pennsylvania. The Demand sought information regarding allegations that fellowships had been offered to hospitals in exchange for agreements to purchase products. Synthes has produced documents and information in response to the Demand and is cooperating with the inquiry.
In October 2011, the European Commission (EC) announced that it opened an investigation concerning an agreement between Janssen-Cilag B.V. (Janssen-Cilag) and Sandoz B.V. relating to the supply of fentanyl patches in the Netherlands and whether the agreement infringes European competition law. In January 2013, the EC issued a Statement of Objections setting out facts regarding a potential violation of EU antitrust laws. Janssen-Cilag has submitted its response to the Statement of Objections. In December 2013, the EC issued its decision imposing a fine of approximately €10.8 million on Janssen-Cilag. Janssen-Cilag will not appeal the decision.
In April 2012, Janssen Pharmaceuticals, Inc. (JPI) received a letter requesting certain documents from the United States Department of Justice relating to the marketing and promotion of DORIBAX®. In 2012, JPI provided documents and will continue to cooperate with any further inquiries if and when they are received.
In May 2012, Acclarent, Inc. (Acclarent) received a subpoena from the United States Attorney's Office for the District of Massachusetts requesting documents broadly relating to the sales, marketing and promotion by Acclarent of RELIEVA STRATUS™ MicroFlow Spacer products. Acclarent is cooperating with the United States Attorney's Office in responding to the subpoena.
In August 2012, DePuy Orthopaedics, Inc., DePuy, Inc. (now DePuy Synthes, Inc. (DePuy Synthes)), and Johnson & Johnson Services, Inc. received an informal request from the United States Attorney's Office for the District of Massachusetts and the Civil Division of the United States Department of Justice for the production of materials relating to the ASR™ XL Hip device.  The government has since made additional informal requests for the production of documents as to the device. The government is investigating whether any person or entity submitted or caused to be submitted false claims or false statements affecting federal health care programs in connection with the marketing and use of the ASR™ XL Hip device.  DePuy Orthopaedics, Inc., DePuy Synthes, and Johnson & Johnson Services, Inc. have voluntarily produced documents in response to the government's informal requests and are fully cooperating with the government's civil investigation. In addition, the Company has received Civil Investigative Demands from a group of state Attorneys General relating to the development, sales and marketing of several of DePuy Orthopaedics, Inc.’s hip products. At least one state Attorney General has informed the Company of the intention to investigate these matters independently of the multi-state group. The Company is responding to these demands.
In October 2012, Johnson & Johnson was contacted by the California Attorney General's office regarding a multi-state Attorney General investigation of the marketing of surgical mesh products for hernia and urogynecological purposes by Johnson & Johnson's subsidiary, Ethicon, Inc. (Ethicon). Johnson & Johnson and Ethicon have since entered into a tolling agreement with the 44 states participating in the multi-state investigation and are in the process of responding to Civil Investigative Demands served by certain of the participating states.
In December 2012, Therakos, Inc. (Therakos), formerly a subsidiary of Johnson & Johnson and part of the Ortho-Clinical Diagnostics, Inc. (OCD) franchise, received a letter from the civil division of the United States Attorney's Office for the Eastern District of Pennsylvania informing Therakos that the United States Attorney's Office was investigating the sales and marketing of UVADEX® (methoxsalen) and the UVAR XTS® System during the period 2000 to the present. The United States Attorney's Office requested that OCD and Johnson & Johnson preserve documents that could relate to the investigation. Therakos was subsequently acquired by an affiliate of Gores Capital Partners III, L.P. OCD and Johnson & Johnson retain certain liabilities that may result from the investigation for activity that occurred prior to the sale of Therakos, and have taken appropriate steps to retain potentially relevant documents and will cooperate with the United States Attorney's Office's investigation with respect to such activity.
In May 2013, Janssen Pharmaceuticals, Inc. (JPI) received a subpoena from the Atlanta Regional Office of the Department of Health and Human Services, Office of Inspector General, seeking production of documents and information regarding: (1) the sales, marketing and promotional practices, including the remuneration of healthcare providers, related to NUCYNTA® IR and NUCYNTA® ER; and (2) any studies, reports and/or complaints regarding the safety and/or actual or potential side effects of NUCYNTA® IR and NUCYNTA® ER. JPI is in the process of responding to the subpoena.
In recent years, Johnson & Johnson has received numerous requests from a variety of United States Congressional Committees to produce information relevant to ongoing congressional inquiries. It is the policy of Johnson & Johnson to cooperate with these inquiries by producing the requested information.

GENERAL LITIGATION

In June 2009, following the public announcement that Ortho-Clinical Diagnostics, Inc. (OCD)  had received a grand jury subpoena from the United States Department of Justice, Antitrust Division, in connection with an investigation that has since been closed, multiple class action complaints were filed against OCD by direct purchasers seeking damages for alleged price fixing. These cases were consolidated for pre-trial purposes in the United States District Court for the Eastern District of Pennsylvania as In re Blood Reagent Antitrust Litigation. In August 2012, the District Court granted a motion filed by Plaintiffs for class certification. In October 2012, the United States Court of Appeals for the Third Circuit granted OCD's petition for interlocutory review of the class certification ruling. Oral argument on the appeal was held in February 2014 and the parties are awaiting a decision.
In September 2010, a shareholder, Ronald Monk, filed a lawsuit in the United States District Court for the District of New Jersey seeking class certification and alleging that Johnson & Johnson and certain individuals, including executive officers and employees of Johnson & Johnson, failed to disclose that a number of manufacturing facilities failed to maintain current good manufacturing practices, and that as a result, the price of the Company's stock declined significantly. Plaintiff sought to pursue remedies under the Securities Exchange Act of 1934 to recover his alleged economic losses. In December 2011, a motion by Johnson & Johnson to dismiss was granted in part and denied in part. Plaintiff moved the Court to reconsider part of the December 2011 ruling. In May 2012, the Court denied Plaintiff's motion for reconsideration. In September 2012, Plaintiff filed a Second Amended Complaint and Johnson & Johnson and the individual defendants moved to dismiss Plaintiff's Second Amended Complaint in part. Following mediation, the parties reached an agreement in principle to settle the case, and in July 2013, filed for preliminary approval of the proposed settlement. In November 2013, the Court approved the settlement. Three parties that had objected to the settlement have appealed the Court’s approval orders.
In April 2011, OMJ Pharmaceuticals, Inc. (OMJ PR) filed a lawsuit against the United States in United States District Court for the District of Puerto Rico alleging overpayment of federal income taxes for the tax years ended November 30, 1999 and November 30, 2000. If OMJ PR loses this lawsuit, it may face liability for subsequent tax years. OMJ PR alleges that the Internal Revenue Service erroneously calculated OMJ PR's tax credits under Section 936 of the Tax Code. OMJ PR filed a motion for summary judgment, and the United States filed a cross motion for summary judgment. In October 2012, the Court granted a motion by the United States for summary judgment and denied a motion by OMJ PR for summary judgment. OMJ PR has appealed this decision. Oral argument was held in November 2013.
In August 2011, an arbitration panel ruled that Mitsubishi Tanabe Pharma Corporation (Tanabe), Janssen Biotech, Inc.'s (JBI's) distributor of REMICADE® in Japan, could seek to modify the proportion of net sales revenue that Tanabe must remit to JBI in exchange for distribution rights and commercial supply of REMICADE® (the Supply Price). Tanabe commenced the arbitration against Centocor Ortho Biotech, Inc. (now JBI) in 2009 pursuant to the parties' distribution agreement, which grants Tanabe the right to distribute REMICADE® in Japan and certain other parts of Asia. JBI counterclaimed for an increase in the Supply Price. A hearing was held in November 2011 to determine the appropriate split of revenue. In February 2013, the arbitration panel determined that the Supply Price should be modified in favor of Tanabe, and in July 2013 issued its Final Award. The Company previously accrued an amount to cover the impact of the arbitration decision.
In September 2011, Johnson & Johnson, Johnson & Johnson Inc. and McNeil Consumer Healthcare Division of Johnson & Johnson Inc. received a Notice of Civil Claim filed by Nick Field in the Supreme Court of British Columbia, Canada (the BC Civil Claim). The BC Civil Claim is a putative class action brought on behalf of persons who reside in British Columbia and who purchased during the period between September 20, 2001 and the present one or more various McNeil infants' or children's over-the-counter medicines that were manufactured at the Fort Washington facility. The BC Civil Claim alleges that the defendants violated the BC Business Practices and Consumer Protection Act, and other Canadian statutes and common laws, by selling medicines that were allegedly not safe and/or effective or did not comply with Canadian Good Manufacturing Practices. The class certification hearing is scheduled for April 2014.
Johnson & Johnson or its subsidiaries are also parties to a number of proceedings brought under the Comprehensive Environmental Response, Compensation, and Liability Act, commonly known as Superfund, and comparable state, local or foreign laws in which the primary relief sought is the cost of past and/or future remediation.

SHAREHOLDER DERIVATIVE ACTIONS

Starting in April 2010, a number of shareholder derivative lawsuits were filed in the United States District Court for the District of New Jersey against certain current and former directors and officers of Johnson & Johnson. Johnson & Johnson is named as a nominal defendant. These actions were consolidated in August 2010 into In re Johnson & Johnson Derivative Litigation. Additionally, in September 2010, another shareholder derivative lawsuit was filed by Michael Wolin in New Jersey Superior Court against certain current and former directors and officers of Johnson & Johnson. Johnson & Johnson is named as a nominal defendant in this action as well. The parties to this action have stipulated that it shall be stayed until the In re Johnson & Johnson Derivative Litigation is completely resolved.
Collectively, these shareholder derivative actions assert a variety of alleged breaches of fiduciary duties, including, among other things, that the defendants allegedly engaged in, approved of, or failed to remedy or prevent defective medical devices, improper pharmaceutical rebates, improper off-label marketing of pharmaceutical and medical device products, violations of current good manufacturing practice regulations that resulted in product recalls, and that the defendants failed to disclose the aforementioned alleged misconduct in the Company's filings under the Securities Exchange Act of 1934. Each complaint seeks a variety of relief, including monetary damages and corporate governance reforms. Johnson & Johnson moved to dismiss these actions on the grounds, inter alia, that the plaintiffs failed to make a demand upon the Board of Directors. In September 2011, In re Johnson & Johnson Derivative Litigation was dismissed without prejudice and with leave to file an amended complaint.
Johnson & Johnson filed a report in the In re Johnson & Johnson Derivative Litigation matter in July 2011, prepared by a Special Committee of the Board of Directors of Johnson & Johnson (the Special Committee), which investigated the allegations contained in the derivative actions and in a number of shareholder demand letters that the Board of Directors of Johnson & Johnson (the Board) received in 2010 raising similar issues. The Special Committee was assisted in its investigation by independent counsel. The Special Committee's report recommended: i) that Johnson & Johnson reject the shareholder demands and take whatever steps are necessary or appropriate to secure dismissal of the derivative litigation, and ii) that the Board create a new Regulatory and Compliance Committee charged with responsibility for monitoring and oversight of the Company's Health Care Compliance and Quality & Compliance systems and issues. The Board unanimously adopted the Special Committee's recommendations, and in April 2012, the Board created the Regulatory, Compliance & Government Affairs Committee.
In August 2011, two shareholders who had submitted shareholder demand letters in 2010 filed shareholder derivative lawsuits in the United States District Court for the District of New Jersey naming various current and former officers and directors as defendants and challenging the Board's rejection of their demands. In November 2011, the Court consolidated these two cases into Copeland v. Prince.
Two additional shareholder derivative lawsuits were filed in May 2011 in the United States District Court for the District of New Jersey, and two other shareholder derivative lawsuits were filed in New Jersey Superior Court in May 2011 and August 2011, all naming current directors of Johnson & Johnson as defendants and Johnson & Johnson as the nominal defendant. The complaints allege breaches of fiduciary duties related to the Company's compliance with the Foreign Corrupt Practices Act and participation in the United Nations Iraq Oil For Food Program, that the Company has suffered damages as a result of those alleged breaches, and that the defendants failed to disclose the alleged misconduct in the Company's filings under the Securities Exchange Act of 1934. Plaintiffs seek monetary damages, and the state court plaintiffs also seek corporate governance reforms. The federal lawsuits were consolidated in July 2011 into In re J&J FCPA Derivative Shareholder Litigation. The state lawsuits were consolidated in November 2011 into In re J&J Shareholder Derivative Litigation. In May 2012, the Court granted a motion by Johnson & Johnson to stay the state lawsuits pending resolution of In re J&J FCPA Derivative Shareholder Litigation.
In July 2012, the parties in each of the shareholder derivative cases pending in federal court discussed above (specifically, In re Johnson & Johnson Derivative Litigation, Copeland v. Prince, and In re J&J FCPA Derivative Shareholder Litigation) filed a Stipulation of Settlement (the Settlement) to permanently resolve all of the actions in their entirety. In October 2012, the Settlement was approved by the United States District Court for the District of New Jersey. In November 2012, a notice of appeal was filed in the United States Court of Appeals for the Third Circuit by a shareholder who objected to the approval of the Settlement in the District Court on the grounds that the lawsuit and the Settlement did not provide any benefit to the Company, and that plaintiffs' counsel had requested an excessive fee award. The appellant requested a stay of the proceeding pending a decision from the District Court concerning the fee award.  The Third Circuit granted a stay of the proceedings. In November 2013, the District Court entered its order concerning the fee award. In January 2014, the appellant moved to voluntarily dismiss the appeal with prejudice and the Third Circuit dismissed the appeal.
In September 2011, two additional shareholder derivative lawsuits were filed in the United States District Court for the District of New Jersey by Donovan Spamer and The George Leon Family Trust naming current and former directors of Johnson & Johnson as defendants and Johnson & Johnson as the nominal defendant. These lawsuits allege that the defendants breached their fiduciary duties in their decisions with respect to the compensation of the Chief Executive Officer during the period from 2008 through 2011, and that the defendants made misleading statements in the Company's annual proxy statements. Both of these lawsuits were voluntarily dismissed without prejudice, but a similar lawsuit, The George Leon Family Trust v. Coleman, was refiled in July 2012. That lawsuit seeks a variety of relief, including monetary damages, injunctive relief, and corporate governance reforms. The Settlement, described above, does not resolve these potential claims. In June 2013, the Board of Directors of Johnson & Johnson (the Board) received a report prepared by special, independent counsel to the Board, which investigated the allegations contained in the derivative actions filed by Donovan Spamer and by The George Leon Family Trust, and in several shareholder demand letters that the Board received in 2011 and 2012 raising similar issues. The report recommended that Johnson & Johnson reject the shareholder demands and take whatever steps are necessary or appropriate to secure dismissal of the derivative litigation. The Board unanimously adopted the report's recommendations.
In September 2013, Johnson & Johnson moved to dismiss or, in the alternative, for summary judgment in The George Leon Family Trust v. Coleman, based upon the Board’s determination. In October 2013 the plaintiff in the Leon litigation filed an amended complaint. In November 2013, Johnson & Johnson moved to dismiss the amended complaint or, in the alternative, for summary judgment, based upon the Board’s determination.